Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Expenses
18.	Expenses

A.	Changes in inventories and raw materials and consumables used
Details of Changes in inventories and raw materials and consumables used is as follows:

(In Euros)	June 30, 2022	June 30, 2021
Consumption of finished goods, raw materials and other	38,462,414	13,781,397
Scrap stock, slow moving & obsolete accrual	227,664	—
Work carried out by other companies	1,181,190	733,196

Total	39,871,268	14,514,593

Changes to inventory are recorded in consumption of finished goods, raw materials and other consumables.

B.	Operating expenses
Operating expenses are mainly as follows:

(Euros)	June 30, 2022	June 30, 2021
Marketing expenses	15,080,214	2,606,336
External temporary workers	2,865,413	1,879,525
Professional services	4,441,881	1,655,625
Office expense	3,336,365	827,694
Delivery	3,703,825	1,106,432
Custom duty, tax, penalties	303,928	317,326
Utilities and similar expenses	1,782,999	528,182
Fees	1,049,316	482,022
Insurance premium	1,820,460	472,068
Short-term and low value leases (see note 9)	976,144	263,967
Bank Services	311,329	210,054
Travel expenses	1,702,088	191,892
Repairs	105,109	84,664
Others impairments and losses (see note 12)	1,645,729	69,227
Expected credit loss for trade and other receivables (see note 12)	110,059	(68,903)
Other	2,143,001	1,051,297

Total	41,377,860	11,677,408

Marketing expenses has increased in the period ended June 30, 2022 against the same period of 2021 mainly due to the new marketing campaigns launched in 2022.

20.	EXPENSES

A.	Changes in inventories and raw materials and consumables used
Details of changes in inventories and raw materials and consumables used are as follows:

(In Euros)	2021	2020	2019
Consumption of finished goods, raw materials and other consumables	42,224,204	9,594,547	3,663,974
Scrap stock, slow moving & obsolete accrual	311,203	—	—
Work carried out by other companies	1,717,986	979,185	—

Total	44,253,393	10,573,732	3,663,974

Changes to inventories are recorded under consumption of finished goods, raw materials and other consumables.

B.	Operating expenses
Operating expenses are mainly as follows:

(In Euros)	2021	2020	2019
Professional services	15,483,916	1,530,238	1,195,901
Marketing expenses	7,328,653	1,352,336	1,340,336
Delivery	3,650,455	948,230	289,196
External temporary workers	3,582,636	1,609,798	212,825
Office expense	3,426,903	335,000	480,482
Insurance premium	1,593,833	387,301	126,197
Utilities and similar expenses	1,559,829	321,876	46,791
Fees	1,410,299	139,711	—
Customs duty tax	1,133,689	43,079	6,836
Travel expenses	1,000,043	290,536	940,048
Short-term and low value leases (see note 9)	567,067	283,198	79,119
Bank Services	508,620	405,798	154,638
Expected credit loss for trade and other receivables	478,698	133,676	8,353
Repairs	231,892	37,463	6,816
Other impairment and losses	211,729	281,429	97
Other	1,237,038	92,071	237,601

Total	43,405,300	8,191,740	5,125,236

Professional services include Euros 8,046,158 corresponding to the non-incremental
or indirectly attributable costs to the issuance of shares for the Transaction as mentioned in Note 6.
In addition to the marketing expenses and insurance premium recognized in the consolidated profit or loss statements and other comprehensive income, there are Euros 9,130,320 of expenses paid in advance which will be recognized in the consolidated profit and loss statement and other comprehensive income during the year 2022 (there are no expenses paid in advance at 31 December 2020). This prepayment is specifically recognized in other current assets/deferred charges as part of the consolidated statements of financial position.